Share-Based Compensation - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended		0 Months Ended		12 Months Ended
	Dec. 01, 2014	Nov. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2014	Nov. 30, 2013	Sep. 05, 2014	Jun. 11, 2014	Dec. 31, 2012	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation to be recognized	$ 2,214,000
Share options cancelled	3,776,711		3,776,711
Common shares issued		10,000,000
Total fair value, share options vested			7,923,000	6,271,000
Unrecognized share-based compensation costs			1,462,000	2,803,000
Weighted-average vesting period expected to be recognized			2 years 10 months 2 days	2 years 7 months 28 days
Restricted shares expected to vest			9,642,307	20,701,286
Leading Advice Holdings Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued					14,195,412	9,073,732
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted	1,505,787
Kingsoft Cloud Storage Business [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business acquisition date			Sep. 05, 2014
Replacement award attributable to pre-combination service							303,000
Replacement award attributable to post-combination service							44,000
2010 share incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period, description			Stock options granted to employees and officers vest over a four-year schedule as stated below: (1) One-fourth of the options shall be vested upon the first anniversary of the grant date; (2) The remaining three quarters of the options shall be vested on monthly basis over the next thirty-six months. ( 1⁄48 of options shall be vested per month subsequently)
Number of shares available for grant			8,043,115
Extended maturity date of share options			Jun. 11, 2015
Lock-up period for shares from IPO closing date			6 months
Incremental share-based compensation to be recognized								768
2010 share incentive plan [Member] | Non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			0	0					0
2010 share incentive plan [Member] | Employee and officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period			4 years
2010 share incentive plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period			32 months
2010 share incentive plan [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate			20.00%
2010 share incentive plan [Member] | Directors and advisers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate
2010 share incentive plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted			1,505,787
2010 share incentive plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option term			7 years
Stock option vesting period	2 years
2010 share incentive plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option term			10 years
Stock option vesting period	4 years 6 months
Number of shares available for grant										26,822,828
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted			8,764,000
Unrecognized compensation expense relating to the restricted shares			20,058,000
2013 Plan [Member] | Non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares issued to non-employees			0
2013 Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant			9,073,732
Restricted stock granted			4,233,558	8,095,238
2013 Plan [Member] | Restricted shares [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period			4 years
Stock option vesting period, description			One-fourth of the restricted shares shall be vested upon the first, second, third, and fourth anniversary of the grant date, respectively.
Restricted shares expected to vest			6,285,737
2013 Plan [Member] | Restricted shares [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period			5 years
Stock option vesting period, description			One-fifth of the restricted shares shall be vested upon the first, second, third, fourth and fifth anniversary of the grant date, respectively.
Restricted shares expected to vest			1,383,858
2013 Plan [Member] | Restricted shares [Member] | Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period			1 year
Stock option vesting period, description			One-fourth of the restricted shares shall be vested upon the end of each quarter since the grant date.
Restricted shares expected to vest			60,000
2013 Plan [Member] | Restricted shares [Member] | Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period			1 month
Stock option vesting period, description			One month since the grant date.
Restricted shares expected to vest			180,000
2013 Plan [Member] | Restricted shares [Member] | Tranche Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period			4 years
Stock option vesting period, description			(i) One-fourth of the restricted shares shall vest on the earlier of (i) the first anniversary of the grant date, or (ii) upon a QIPO; and (ii) the remainder three quarters of the restricted shares shall vest in equal instalments on a monthly basis over a thirty-six month vesting period afterwards.
Restricted shares expected to vest			854,405
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant					14,195,412
Unrecognized compensation expense relating to the restricted shares			$ 6,713,000
2014 Plan [Member] | Non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares issued to non-employees			0
2014 Plan [Member] | Leading Advice Holdings Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued			14,195,412
2014 Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted			3,896,500
2014 Plan [Member] | Restricted shares [Member] | Certain Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted			3,896,500
2014 Plan [Member] | Restricted shares [Member] | Tranche One [Member] | Certain Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period			5 years
Stock option vesting period, description			2,096,500 of these restricted shares will vest over a five-year schedule in which one-fifth of the restricted shares shall be vested upon the first, second, third, fourth and fifth anniversary of the grant date, respectively.
Restricted shares expected to vest			2,096,500
2014 Plan [Member] | Restricted shares [Member] | Tranche Two [Member] | Certain Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period			4 years
Stock option vesting period, description			The remaining 1,800,000 restricted shares will vest over a four-year schedule in which one-fourth of the restricted shares shall be vested upon the first, second, third and fourth anniversary of the grant date, respectively.
Restricted shares expected to vest			1,800,000